Goodwill and Intangible Assets - Future Amortization (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 71
2027	71
2028	46
Finite-Lived Intangible Asset, Expected Amortization	$ 188